Accrued Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSE [Abstract]
Payroll	$ 9,954	$ 10,408
Accrued interest	21,081	22,714
Accrued voyage expenses	8,717	16,709
Accrued running costs	13,270	10,879
Provision for losses on voyages in progress	801	4,974
Audit fees and related services	1,066	565
Accrued taxes	5,175	5,929
Professional fees	934	961
Other accrued expenses	3,201	2,542
Total accrued expenses	$ 64,199	$ 75,681